Share Capital (Tables)	12 Months Ended
Aug. 31, 2021
Share Capital [Abstract]
Disclosure of Capital Stock
Issued and outstanding

2021	2020		2021	2020
Number of securities			$	$
22,372,064	22,372,064	Class A Shares	2	2
476,537,262	490,632,833	Class B Shares	4,197	4,307
–	10,012,393	Series A Shares	–	245
–	1,987,607	Series B Shares	–	48

498,909,326	525,004,897		4,199	4,602

Disclosure of Changes in Share Capital
Changes in Class A Share capital and Class B Share capital in 2021 and 2020 are as follows:

	Class A Shares		Class B Shares
	Number	$	Number	$
September 1, 2019	22,372,064	2	494,389,771	4,310
Stock option exercises	–	–	407,733	9
Dividend reinvestment plan	–	–	1,445,494	37
Restricted Share Units	–	–	4,507	–
Shares Repurchased	–	–	(5,614,672)	(49)

August 31, 2020	22,372,064	2	490,632,833	4,307
Stock option exercises	–	–	681,980	19
Restricted Share Units	–	–	6,423	–
Shares Repurchased	–	–	(14,783,974)	(129)

August 31, 2021	22,372,064	2	476,537,262	4,197